Loans and Allowance for Credit Losses - Summary of Credit Risk Exposures for Loans Carried at Amortized Cost or FVTPL (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Allowance for credit losses	$ 3,136	$ 2,094
Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	125,451	123,676
Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	83	64
Residential mortgages [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	385	414
Residential mortgages [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3
Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	79,831	79,253
Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	25,055	23,674
Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	18,131	18,229
Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	745	521
Residential mortgages [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,384	1,649
Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	69,197	67,200
Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	621	536
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	461	468
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,640	21,048
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	25,411	16,685
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	21,256	10,240
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	15,806	14,774
Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,085	1,820
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,159	2,701
Credit Card Loans [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,331	8,623
Credit Card Loans [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	341	236
Credit Card Loans [Member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,641	2,418
Credit Card Loans [Member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,013	1,230
Credit Card Loans [Member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,070	1,128
Credit Card Loans [Member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,864	2,896
Credit Card Loans [Member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	541	580
Credit Card Loans [Member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	543	607
Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	289,437	250,188
Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	1,731	1,014
Business and government loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,799	1,747
Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	151,717	135,615
Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	129,463	108,284
Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,189	5,556
Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	360	244
Commitments and financial guarantee contracts	186,072	189,630
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	941	324
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	131,026	135,804
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	51,729	51,613
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	2,736	2,133
Stage One [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	115,342	115,155
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	29	15
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	79,449	79,011
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	22,176	20,853
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	12,272	13,651
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	237	124
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,234	1,531
Stage One [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	61,629	60,827
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	106	82
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,597	21,023
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	25,370	16,491
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	20,558	9,894
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	10,730	10,510
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	399	397
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,081	2,594
Stage One [member] | Credit Card Loans [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,942	7,325
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	66	43
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,641	2,418
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	995	1,214
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	899	970
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,859	2,020
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	72	140
Stage One [member] | Credit Card Loans [Member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	542	606
Stage One [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	247,122	231,055
Stage One [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	471	263
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	143,421	134,587
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	104,172	96,731
Stage One [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	168	119
Commitments and financial guarantee contracts	168,446	179,979
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	129,380	134,920
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	39,234	45,178
Stage Two [Member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,741	8,124
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	37	32
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	382	242
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,879	2,821
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,859	4,578
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	508	397
Stage Two [Member] | Residential mortgages [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	150	118
Stage Two [Member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,232	6,041
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	390	318
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	43	25
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	41	194
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	698	346
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,076	4,264
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,686	1,423
Stage Two [Member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	78	107
Stage Two [Member] | Credit Card Loans [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,389	1,298
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	275	193
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	18	16
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	171	158
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,005	876
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	469	440
Stage Two [Member] | Credit Card Loans [Member] | Gross carrying amount [member] | Not Rated [Member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1	1
Stage Two [Member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	40,102	17,696
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	674	441
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	8,296	1,028
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	25,291	11,553
Stage Two [Member] | Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	7,189	5,556
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	182	103
Commitments and financial guarantee contracts	16,695	9,349
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,646	884
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	12,495	6,435
Stage Two [Member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	2,736	2,133
Stage three [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	368	397
Stage three [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	17	17
Stage three [member] | Residential mortgages [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	385	414
Stage three [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	336	332
Stage three [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	125	136
Stage three [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	461	468
Stage three [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,213	1,437
Stage three [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	586	310
Stage three [member] | Business and government loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,799	1,747
Stage three [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	10	22
Commitments and financial guarantee contracts	931	302
Stage three [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	$ 941	$ 324